OPERATING INCOME	6 Months Ended
Jun. 30, 2024
OPERATING INCOME
OPERATING INCOME
NOTE 17. OPERATING INCOME
17.1. Interest and valuation on financial instruments
The following table sets forth the detail of interest and valuation on financial asset instruments for the six-months
period ended June 30, 2024 and 2023 and the three-months period from April 01 to June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
Interest and valuation on financial instruments	2024	2023	2024	2023
	In millions of COP
Interest on debt instruments using the effective interest method	497,912	503,397	240,138	253,026

Interest and valuation on financial instruments
Debt investments (1)	583,100	196,876	284,827	(118,407)
Repos (2)	159,184	(60,505)	50,792	(25,415)
Derivatives	(12,274)	(128,490)	(18,588)	(30,599)
Spot transactions	(21,454)	(28,348)	(14,521)	(37,853)

Total valuation on financial instruments	708,556	(20,467)	302,510	(212,274)

Total Interest and valuation on financial instruments	1,206,468	482,930	542,648	40,752

(1)
The increase is mainly presented in Bancolombia S.A., due to a higher volume and higher valuation in the portfolio of securities issued by foreign governments (United States Treasury Bonds), which are directly related to the variations in the exchange rate.

(2)	The increase is mainly in Bancolombia S.A and is due to the entry into temporary transfer of securities.
17.2. Interest expenses
The following table sets forth the detail of interest on financial liability instruments for the six-months
period ended June 30, 2024 and 2023 and the three-months period from April 01 to June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
Interest expenses	2024	2023	2024	2023
	In millions of COP
Deposits (1)	6,235,521	6,461,026	3,047,647	3,270,957
Borrowing costs (1)	734,351	813,515	332,778	424,032
Debt instruments in issue (2)	595,519	762,372	310,348	377,204
Lease liabilities	68,723	55,858	35,509	30,539
Preferred shares	28,650	28,650	13,813	13,813
Overnight funds	10,012	19,593	5,459	11,761
Other interest (expense)	23,189	25,262	11,332	12,707

Total interest expenses	7,695,965	8,166,276	3,756,886	4,141,013

(1)
The intervention rate issued by the Banco de la República de Colombia for the period of 2024 started at 13.00% and closed at 11.75% and for 2023 it started at 12.00% and closed at 13.25%. This has an impact on the rates of deposits and financial obligations.

(2)	In 2024, the decrease occurs mainly due to maturities of debt securities in legal currency.

Net interest income is defined as interest on loan portfolio and financial leasing operations, interest on debt instruments measured by the effective interest method and interest expense amounts to COP 9,509,930 y COP 10,208,368 for the accumulated period of six months ended on June 30, 2024 and 2023, respectively and to COP 4,819,484 and COP 5,097,508 for the three-months period between April 1 and on June 30, 2024 and 2023, respectively.
17.3. Commissions income, net
The Bank has elected to present the income from contracts with customers as an element in a line named “Commissions income, net” in the Condensed Intermediate Statement of Consolidated Results separated from the other income sources.
The information contained in this section about the fees and commission’s income presents information on the nature, amount, timing and uncertainty of the income from ordinary activities which arise from a contract with a customer under the regulatory framework of IFRS 15 Revenue from Ordinary Activities from Contracts with Customers.
In the following table, the description of the main activities through which the Bank generates revenue from contracts with customers is presented:

Commissions income, net	Description

Banking services	Banking Services are related to commissions from the use of digital physical channels or once the customer makes a transaction. The performance obligation is fulfilled once the payment is delivered to its beneficiary and the proof of receipt of the payment is sent, in that moment, the collection of the commission charged to the customer is generated, which is a fixed amount. The commitment is satisfied during the entire validity of the contract with the customer. The Bank acts as principal.

Credit and debit card fees
In debit card product contracts, it is identified that the price assigned to the services promised by the Bank to the customers is fixed. Given that no financing component exists, it is established on the basis of the national and international interbank rate. Additionally, the product charges to the customers commissions for handling fees, at a determined time and with a fixed rate.

For Credit Cards, the commissions are the handling fees and depend on the card franchise. The commitment is satisfied in so far that the customer has capacity available on the card.

Other revenue received by the (issuer) credit card product, is advance commission; this revenue is the charge generated each time the customer makes a national or international advance, at owned or non-owned
ATMs, or through a physical branch. The exchange bank fee is a revenue for the Issuing Bank of the credit card for the services provided to the business for the transaction effected at the point of sale. The commission is accrued and collected immediately at the establishment and has a fixed amount.

In the credit cards product there is a customer loyalty program, in which points are awarded for each transaction made by the customer in a retail establishment. The program is administrated by a third party who assumes the inventory and claims risks, for which it acts as agent. The Bank, recognized it as a lower value of the revenue from the exchange bank fee.

The rights and obligations of each party in respect of the goods and services for transfer are clearly identified, the payment terms are explicit, and it is probable, that is, it takes into consideration the capacity of the customer and the intention of having to pay the consideration at termination to those entitled to change the transferred goods or services. The revenue is recognized at a point in time: the Bank satisfies the performance obligation when the “control” of the goods or services was transferred to the customers.

Deposits	Deposits are related to the services generated from the offices network of the Bank once a customer makes a transaction. The Bank generally commits to maintain active channels for the products that the customer has with the Bank, with the purpose of making payments and transfers, sending statements and making transactions in general. The commissions are deducted from the deposit account, and they are incurred at a point in time. The Bank acts as principal.

Electronic services and ATMs	Revenue received from electronic services and ATMs arises through the provision of services so that the customers may make required transactions, and which are enabled by the Bank. These include online and real-time payments by the customers of the Bank holding a checking or savings accounts, with a debit or credit card for the products and services that the customer offers. Each transaction has a single price, for a single service. The provision of collection services or other different services provided by the Bank, through electronic equipment, generates consideration chargeable to the customer established contractually by the Bank as a fee. The Bank acts as principal and the revenue is recognized at a point in time.

Brokerage	Brokerage is a group of services for the negotiation and administration of operations for purchasing fixed revenue securities, equities and operations with derivatives in its own name, but on the account of others. The performance obligations are fulfilled at a point in time when the commission agent in making its best effort can execute the business entrusted by the customer in the best conditions. The performance obligations are considered satisfied once the service stipulated in the contract is fulfilled, as consideration fixed, or variable payments are agreed, depending on the service. The Bank acts generally as principal and in some special cases as agent.

Remittance
Revenue for remittance is received as consideration for the commitment established by the Bank to pay remittances sent by the remitting companies to the beneficiaries of the same. The commitment is satisfied at a point in time to the extent that the remittance is paid to the beneficiary.

The price is fixed, but may vary in accordance to the transferred amount, due to the operation being dependent on the volume of operations generated and the transaction type. There is no component of financing, nor the right to receive consideration dependent on the occurrence or not of a future event.

Acceptances, Guarantees and Standby Letters of Credit	Banking Service from acceptances, guarantees and standby letters of credit which are not part of the portfolio of the Bank. There exist different performance obligations; the satisfaction of performance obligations occurs when the service is given to the customer. The consideration in these types of contracts may include fixed amounts, variable amounts, or both, and the Bank acts as principal. The revenue is recognized at a point in time.

Trust	Revenue related to Trust are received from the administration of the customer resources in the business of investment trusts, property trusts, management trusts, guarantee trusts, for the resources of the general social security system, Collective portfolios and Private Equity Funds (PEF). The commitments are established in contracts independently and in an explicit manner, and the services provided by the Bank are not inter-related between the contracts. The performance obligation corresponds to performing the best management in terms of the services to be provided in relation to trust characteristics, thus fixed and variable prices are established depending on the complexity of the business, similarly, revenues are recognized throughout or at a determined time. In all the established businesses it acts as principal.

Placement of Securities
Valores Bancolombia makes available its commercial strength for the deposit, reinvestment of resources through financial instruments to the issuing company. It receives a payment for deposits made. The commitment of the contract is satisfied to the extent that the resources requested by the issuer are obtained through the distribution desks of Valores Bancolombia. The collection is made monthly. It is established that Valores Bancolombia may undertake collection of these commissions at the end of the month through a collection account charged to the issuer, acting as principal.

Bancassurance
The Bank receives a commission for collecting insurance premiums at a given time and for allowing the use of its network to sell insurance from different insurance companies over time. The Bank in these bancassurance contracts acts as agent (intermediary between the customer and the insurance company), since it is the insurance company which assumes the risks, and which handles the complaints and claims of the customers inherent in each insurance. Therefore, the insurance company acts as principal before the customer. The prices agreed in bancassurance are defined as a percentage on the value of the policy premiums. The payment shall be tied to the premiums collected, sold or taken for the case of employees’ insurance. The aforementioned then means that the price is variable, since the revenue will depend on the quantity of policies or calculations made by the insurance companies.

Collections
The Bank acting as principal, commits to collect outstanding invoices receivable by the collecting customers through the different channels offered by the bank, send the information of the collections made and credit the money to the savings or checking account defined by the collecting customer. The commitment is satisfied at a point in time to the extent that the money is collected by the different channels, the information of the said collections is delivered appropriately, and the resources are credited in real-time to the account agreed with the customer. For the service, the Bank receives a fixed payment, which is received for each transaction once the contract is in effect.

Services
These are the maintenance services performed on the fleet owned by the customers, these services are performed on demand, and the value of the service cost is invoiced plus an intermediation margin. The collection is made by the amount of expense invoiced by the provider plus an intermediation percentage, which ranges between 5% and 10% depending on the customer.

The contract is written, is based on a framework contract which is held between the customers which contains the general terms of negotiation and the payment terms are generally 30 days after generating the invoice. The revenue is recognized when the service is provided. There is no financing nor sanctions for early cancellations.
To view the details of the balance, refer to line ‘Logistics services’ in Note 17.4
Other operational Income.

Gains on sale of assets
These are the revenue from the sale of assets, where the sale value is higher than the book value recorded in the accounts, the difference representing the gains. The recognition of the revenue is at a point in time once the sale is realized. The Bank acts as principal in this type of transaction and the transaction price is determined by the market value of the asset being sold.

To view the details of the balance, refer to line ‘Gain on sale of assets’ in Note 17.4
Other operational Income.

A-55

Investment Banking
Investment Banking offers to customer’s financial advisory services in the structuring of businesses in accordance with the needs of each one of them. The advisory services consist in realizing a financial structuring of a credit or bond in which the Investment Bank offers the elements so that the company decides the best option for structuring the instrument. In the financial advisory contract, a best efforts clause is included.

The promises given to the customers are established in the contracts independently and explicitly. The services provided by the Investment Bank are not interrelated between the contracts, correspond to the independent advice agreed and do not include additional services in the commission agreed with the customer. The advisory services offered in each one of the contracts are identifiable separately from the other performance commitments that the Investment Bank may have with the customers. The Investment Bank does not have a standard contract for the provision of advisory services, given than each contract is tailored to the customer’s needs.

The transaction price is defined at the start of the contract and is assigned to each service provided independently. The price contains a fixed and a variable portion which is provided in the contracts. The variation depends on the placement amount for the case of a financial structuring contract and coordination of the issuance and conditions of the same. In these operations Banca de Inversion Bancolombia provides advice to the customers and the price shall depend at times on the success and amount of the operation. In the contracts subject to evaluation there are no incremental costs associated with the satisfaction of the commitments of the Bank with the customers provided for.

In the contracts signed with the customers, a penalty clause is established in case of a customer withdrawing from continuing with the provision of the services established in the commercial offer. The penalty shall be recognized in the financial statements once the Investment Bank is notified on the withdrawal under the concept of charges for early termination of the contract.

The Bank presents the information on revenue from contracts with customers in accordance with its operating segments defined earlier in Note 3. Operating Segments for each of the principal services offered.

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Bank’ segments see Note 3. Operating segments:
As of June 30, 2024

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
	In millions of COP
Revenue from contracts with customers
Commissions income
Credit and debit card fees and commercial establishments	1,295,450	127,711	114,430	43,138	—	—	—	934	—	1,581,663
Banking services	318,098	76,668	77,960	28,973	—	—	—	21,842	14,821	538,362
Payment and collections	499,814	5,608	—	—	—	—	—	—	—	505,422
Bancassurance	462,424	31,936	25	—	—	—	—	—	—	494,385
Fiduciary Activities and Securities	—	9,715	2,984	436	214,445	—	44,410	24	—	272,014
Acceptances, Guarantees and Standby Letters of Credit	37,071	14,113	2,681	1,200	—	—	—	310	—	55,375
Investment banking	—	1,083	928	—	—	40,624	4,434	—	—	47,069
Brokerage	—	8,079	—	—	—	—	12,608	(1)	—	20,686
Others	118,174	178	35,124	25,532	—	—	2,784	2,657	513	184,962

Total revenue of contracts with customers	2,731,031	275,091	234,132	99,279	214,445	40,624	64,236	25,766	15,334	3,699,938

For the three-months period from April 1, 2024 to June 30, 2024

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
	In millions of COP
Revenue from contracts with customers
Commissions income
Credit and debit card fees and commercial establishments	646,625	67,135	59,101	23,284	—	—	—	496	—	796,641
Banking services	168,241	50,815	39,541	13,399	—	—	—	9,619	7,913	289,528
Payment and collections	262,722	2,883	—	—	—	—	—	—	—	265,605
Bancassurance	269,921	16,140	12	—	—	—	—	—	—	286,073
Fiduciary Activities and Securities	—	4,811	1,504	204	105,645	—	23,571	12	—	135,747
Acceptances, Guarantees and Standby Letters of Credit	19,131	6,925	1,388	388	—	—	—	153	—	27,985
Investment banking	—	692	461	—	—	32,484	2,338	—	—	35,975
Brokerage	—	4,212	—	—	—	—	9,524	(1)	—	13,735
Others	61,682	122	18,480	13,144	—	—	1,658	1,344	327	96,757

Total revenue of contracts with customers	1,428,322	153,735	120,487	50,419	105,645	32,484	37,091	11,623	8,240	1,948,046

As of June 30, 2023

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
	In millions of COP
Revenue from contracts with customers
Commissions income
Credit and debit card fees and commercial establishments	1,196,749	132,542	114,118	53,297	—	—	—	1,068	—	1,497,774
Banking services	289,666	50,547	80,806	35,655	—	—	—	18,777	10,158	485,609
Payment and collections	461,664	5,742	—	—	—	—	—	—	—	467,406
Bancassurance	430,950	36,653	43	—	2	—	6	—	—	467,654
Fiduciary Activities and Securities	—	10,121	3,290	436	177,604	—	37,880	28	—	229,359
Acceptances, Guarantees and Standby Letters of Credit	35,624	12,271	2,827	2,082	—	—	—	425	—	53,229
Investment banking	—	749	656	—	—	24,153	5,296	—	—	30,854
Brokerage	—	8,733	—	—	—	—	6,274	—	—	15,007
Others	124,870	171	39,232	29,455	—	—	4,047	3,169	3,604	204,548

Total revenue of contracts with customers	2,539,523	257,529	240,972	120,925	177,606	24,153	53,503	23,467	13,762	3,451,440

For the three-months period from April 1, 2023 to June 30, 2023

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
	In millions of COP
Revenue from contracts with customers
Commissions income
Credit and debit card fees and commercial establishments	601,953	66,894	55,322	28,635	—	—	—	504	—	753,308
Banking services	139,650	25,135	39,905	18,329	—	—	—	9,355	5,344	237,718
Payment and collections	237,166	3,184	—	—	—	—	—	—	—	240,350
Bancassurance	236,333	18,145	19	—	2	—	6	—	—	254,505
Fiduciary Activities and Securities	—	5,536	1,513	225	90,776	—	18,744	13	—	116,807
Acceptances, Guarantees and Standby Letters of Credit	17,061	5,419	1,418	904	—	—	—	218	—	25,020
Investment banking	—	482	235	—	—	23,486	2,598	—	—	26,801
Brokerage	—	5,025	—	—	—	—	3,139	—	—	8,164
Others	66,494	68	19,552	13,374	—	—	2,105	1,396	1,794	104,783

Total revenue of contracts with customers	1,298,657	129,888	117,964	61,467	90,778	23,486	26,592	11,486	7,138	1,767,456

For the determination of the transaction price, the Bank assigns to each one of the services the amount which represents the value expected to be received as consideration for each independent commitment, which is based on the relative price of independent sale. The price that the Bank determines for each performance obligation is done by defining the cost of each service, related tax and associated risks to the operation and inherent to the transaction plus the margin expected to be received in each one of the services, taking as references the market prices and conditions, as well as the segmentation of the customer.
In the transactions evaluated in the contracts, changes in the price of the transaction are not identified.
Contract assets with customers
The Bank receives payments from customers based on the provision of the service, in accordance to that established in the contracts. When the Bank incurs costs for providing the service prior to the invoicing, and if these are directly related with a contract, they improve the resources of the entity and are expected to recuperate, these costs correspond to a contract asset. Currently, the Group does not have assets related to contracts with customers.
As a practical expedient, the Bank recognizes the incremental costs of obtaining a contract as an expense when the amortization period of the asset is one year or less.
Contract liabilities with customers
The contract liabilities constitute the obligation of the Bank to transfer the services to a customer, for which the Group has received a payment on the part of the final customer or if the amount is due before the execution of the contract. They also include deferred income related to services that shall be delivered or provided in the future, which will be invoiced to the customer in advance, but which are still not due.
Commissions Expenses
The following table sets forth the detail of commissions expenses for the six-months
and three- months period ended June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
	2024	2023	2024	2023
	In millions of COP
Banking services	788,110	713,405	415,188	364,469
Sales, collections and other services	434,259	405,513	227,763	213,249
Correspondent banking	295,006	209,523	187,544	124,126
Payments and collections	20,108	20,268	11,181	12,651
Others	131,685	103,137	76,559	54,963

Total commissions expenses	1,669,168	1,451,846	918,235	769,458

17.4. Other operating income
The following table sets forth the detail of other operating income net for the six-months
period ended June 30, 2024 and 2023 and the three-months period from April 01 to June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
Other operating income	2024	2023	2024	2023
	In millions of COP
Leases and related services	902,031	849,020	441,935	431,320
Net foreign exchange and Derivatives Foreign exchange contracts (1)	163,051	736,434	143,537	452,635
Investment property valuation (2)	51,820	122,485	44,001	36,998
Insurance (3)	37,987	54,636	11,125	27,819
Gains on sale of assets (4)	32,995	91,060	15,090	43,497
Other reversals	26,168	13,881	7,304	4,209
Logistics services (5)	23,160	88,405	11,245	44,878
Penalties for failure to contracts	4,986	7,931	2,304	4,641
Others	128,215	145,753	64,543	73,728

Total other operating income	1,370,413	2,109,605	741,084	1,119,725

(1)	Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.
(2)	In 2024, the decrease occurs due to the indexation of properties to the UVR and due to updating the appraisals of investment properties.
(3)	Corresponds to income from insurance operations of Seguros Agromercantil S.A., subsidiary domiciled in Guatemala.
(4)	Corresponds mainly to lower gains on assets held for sale, mostly vehicles and assets returned from leasing contracts.
(5)	The decrease is mainly due to the total closure of operations of the subsidiary Transportempo.
17.5. Dividends and net income on equity investments
The following table sets forth the detail of dividends received, and share of profits of equity method investees for the six-months
period ended June 30, 2024 and 2023 and the three-months period from April 01 to June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
Dividends and net income on equity investments	2024	2023	2024	2023
	In millions of COP
Equity method (1)	133,312	129,052	56,023	36,769
Dividends (2)	33,867	56,192	23,867	32,312
Equity investments and other financial instruments (3)	(8,183)	(11,212)	(5,701)	(11,685)
Impairment of investments in joint ventures (4)	(313,284)	—	(313,284)	—
Others (5)	13,520	54,874	13,520	54,874

Total dividends and net income on equity investments	(140,768)	228,906	(225,575)	112,270

(1)
As of June 30, 2024 and 2023, corresponds to income from equity method of investments in associates for COP 188.466 and COP 170,983 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP (55,154) and COP (41,931), respectively.

(2)
As of June 30, 2024 and 2023, includes dividends received from equity investments at fair value through profit or loss for COP 1,224 and COP 729 and investments derecognised for COP 0 and COP 14, respectively; dividends from equity investments at fair value through OCI for COP 12,623 and COP 19,197, respectively, and returns received of the associate at fair value P.A. Viva Malls for COP 20,020 and COP 36,252, respectively.

(3)	For 2024, the variation is mainly explained by the valuation of Civico’s investment registered in Sinesa and the investment portfolio of Valores Bancolombia.
(4)
As of June 30, 2024, impairment of investments in joint ventures recognized in the Investment Banking segment for COP 156,205, in Bancolombia for COP 156,051 were recognized in Banking Colombia and in Negocios Digitales for COP 31 recognized in other segments.

(5)
For 2024, there is a
gain from the purchase in advantageous
conditions of P.A. Cedis Sodimac for COP 13,520 and for 2023 for the purchase of P.A. Nomad Cabrera for COP 31,117 and P.A. Nomad Central for COP 23,757.